Quarterly Holdings Report
for
Fidelity® Government Income Fund
May 31, 2022
GOV-NPRT3-0722
1.800338.118
U.S. Government and Government Agency Obligations - 65.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.2%
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,563
5.375% 4/1/56	2,737	3,465
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,028
U.S. Treasury Obligations - 64.8%
U.S. Treasury Bonds:
1.875% 11/15/51	25,104	19,126
2% 11/15/41	49,958	40,567
2% 8/15/51	108,762	85,340
2.25% 2/15/52	18,700	15,641
2.375% 2/15/42	353	306
2.5% 2/15/45 (b)(c)	141,861	122,527
2.875% 5/15/49	4,458	4,224
2.875% 5/15/52	1,785	1,718
3% 2/15/49	95,774	92,702
3.25% 5/15/42	1,766	1,760
4.75% 2/15/37 (b)(c)	55,003	67,171
U.S. Treasury Notes:
0.125% 6/30/22	65,019	64,979
0.125% 7/31/22	81,300	81,182
0.125% 8/15/23	4,413	4,304
0.25% 5/15/24	4,258	4,075
0.25% 7/31/25	34,133	31,544
0.25% 9/30/25	870	800
0.25% 10/31/25	17,700	16,249
0.375% 10/31/23	58,000	56,450
0.375% 4/30/25	236,870	221,316
0.5% 11/30/23	75,000	72,967
0.625% 10/15/24	25,100	23,948
0.75% 8/31/26	30,000	27,516
0.875% 9/30/26	93,224	85,817
1.125% 10/31/26	47,300	43,965
1.125% 8/31/28 (b)	437,936	393,781
1.5% 9/30/24	13,631	13,288
1.5% 10/31/24	24,300	23,654
1.5% 1/31/27	22,230	20,938
1.625% 11/15/22	12,773	12,778
1.625% 9/30/26	1,028	978
1.75% 7/31/24	1,720	1,690
1.875% 7/31/22	37,445	37,498
1.875% 2/28/29	4,400	4,134
1.875% 2/15/32	58,861	53,982
2% 8/15/25	9,743	9,515
2.125% 7/31/24	59,641	59,079
2.125% 5/15/25	11,929	11,728
2.25% 4/30/24 (d)	87,731	87,309
2.25% 12/31/24	6,135	6,070
2.25% 3/31/26	928	910
2.375% 3/31/29	23,000	22,270
2.5% 2/28/26	68,418	67,715
2.5% 3/31/27	46,600	45,912
2.625% 6/30/23	5,027	5,049
2.625% 5/31/27	30,080	29,810
2.75% 2/15/24	74,509	74,899
2.75% 4/30/27	47,200	47,027
2.875% 4/30/29	7,778	7,775
2.875% 5/15/32	10,792	10,806
3.125% 11/15/28	12,149	12,305
TOTAL U.S. TREASURY OBLIGATIONS		2,247,094
Other Government Related - 0.3%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,385
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,403,723)		2,261,507

U.S. Government Agency - Mortgage Securities - 36.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 12.0%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (e)(f)	6	6
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(f)	1	1
12 month U.S. LIBOR + 1.460% 1.856% 1/1/35 (e)(f)	11	11
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (e)(f)	18	19
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	69	71
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (e)(f)	17	18
12 month U.S. LIBOR + 1.550% 1.984% 2/1/44 (e)(f)	27	27
12 month U.S. LIBOR + 1.550% 2.172% 5/1/44 (e)(f)	40	41
12 month U.S. LIBOR + 1.560% 1.935% 2/1/44 (e)(f)	58	60
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (e)(f)	85	88
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (e)(f)	2	2
12 month U.S. LIBOR + 1.570% 2.149% 4/1/44 (e)(f)	138	141
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (e)(f)	60	61
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (e)(f)	43	44
12 month U.S. LIBOR + 1.620% 1.93% 5/1/35 (e)(f)	3	3
12 month U.S. LIBOR + 1.620% 2.002% 3/1/33 (e)(f)	14	15
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (e)(f)	1	1
12 month U.S. LIBOR + 1.630% 2.164% 11/1/36 (e)(f)	17	18
12 month U.S. LIBOR + 1.640% 2.05% 5/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.640% 2.089% 6/1/47 (e)(f)	25	26
12 month U.S. LIBOR + 1.680% 2.011% 7/1/43 (e)(f)	33	34
12 month U.S. LIBOR + 1.700% 2.379% 6/1/42 (e)(f)	56	58
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (e)(f)	168	173
12 month U.S. LIBOR + 1.730% 2.377% 5/1/36 (e)(f)	30	31
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (e)(f)	4	4
12 month U.S. LIBOR + 1.750% 2.134% 7/1/35 (e)(f)	33	34
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (e)(f)	38	39
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (e)(f)	37	39
12 month U.S. LIBOR + 1.800% 2.054% 12/1/40 (e)(f)	90	93
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (e)(f)	170	175
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (e)(f)	2	3
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (e)(f)	47	49
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (e)(f)	19	20
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (e)(f)	91	94
12 month U.S. LIBOR + 1.820% 2.292% 2/1/35 (e)(f)	4	4
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (e)(f)	18	18
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (e)(f)	20	20
12 month U.S. LIBOR + 1.890% 2.535% 8/1/35 (e)(f)	21	22
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (e)(f)	4	5
6 month U.S. LIBOR + 1.470% 2.111% 10/1/33 (e)(f)	24	24
6 month U.S. LIBOR + 1.500% 1.736% 1/1/35 (e)(f)	5	5
6 month U.S. LIBOR + 1.510% 1.76% 2/1/33 (e)(f)	13	14
6 month U.S. LIBOR + 1.530% 1.785% 12/1/34 (e)(f)	23	24
6 month U.S. LIBOR + 1.530% 1.834% 3/1/35 (e)(f)	35	36
6 month U.S. LIBOR + 1.550% 1.948% 9/1/33 (e)(f)	30	31
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (e)(f)	11	12
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (e)(f)	17	18
6 month U.S. LIBOR + 1.960% 2.444% 9/1/35 (e)(f)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.294% 7/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (e)(f)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (e)(f)	27	28
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.667% 7/1/34 (e)(f)	4	5
1.5% 11/1/40 to 10/1/51	34,099	29,738
2% 12/1/36 to 3/1/52	101,238	90,881
2.5% 5/1/31 to 3/1/52	95,763	88,932
3% 1/1/28 to 5/1/52	95,738	92,274
3.4% 8/1/42 to 9/1/42	26	26
3.5% 5/1/36 to 3/1/52	97,263	95,884
4% 3/1/36 to 4/1/49	8,061	8,207
4.25% 11/1/41	6	6
4.5% to 4.5% 6/1/24 to 2/1/49	4,030	4,181
5% 3/1/23 to 2/1/49	1,191	1,258
5.237% 8/1/41 (e)	70	73
5.5% 12/1/23 to 8/1/25	4	4
6% to 6% 9/1/29 to 7/1/41	2,158	2,364
6.5% 7/1/23 to 8/1/36	589	644
6.637% 2/1/39 (e)	44	47
7% to 7% 4/1/23 to 6/1/33	25	27
7.5% to 7.5% 9/1/25 to 11/1/31	14	15
TOTAL FANNIE MAE		416,351
Freddie Mac - 5.7%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (e)(f)	10	10
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (e)(f)	6	6
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (e)(f)	11	11
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (e)(f)	21	22
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (e)(f)	40	41
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (e)(f)	10	11
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (e)(f)	342	354
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (e)(f)	2	2
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (e)(f)	28	29
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (e)(f)	403	417
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (e)(f)	7	7
12 month U.S. LIBOR + 1.900% 2.188% 10/1/42 (e)(f)	147	152
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (e)(f)	19	19
12 month U.S. LIBOR + 1.910% 2.295% 6/1/41 (e)(f)	73	76
12 month U.S. LIBOR + 1.910% 2.434% 5/1/41 (e)(f)	58	60
12 month U.S. LIBOR + 1.910% 2.729% 5/1/41 (e)(f)	55	57
12 month U.S. LIBOR + 2.020% 2.931% 4/1/38 (e)(f)	2	2
12 month U.S. LIBOR + 2.030% 2.275% 3/1/33 (e)(f)	2	2
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (e)(f)	152	158
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (e)(f)	4	5
6 month U.S. LIBOR + 1.120% 1.424% 8/1/37 (e)(f)	2	2
6 month U.S. LIBOR + 1.580% 1.705% 12/1/35 (e)(f)	0	0
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (e)(f)	4	4
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (e)(f)	5	5
6 month U.S. LIBOR + 1.880% 2.335% 10/1/36 (e)(f)	50	51
6 month U.S. LIBOR + 1.990% 2.435% 10/1/35 (e)(f)	19	20
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (e)(f)	6	6
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (e)(f)	7	7
6 month U.S. LIBOR + 2.020% 2.169% 6/1/37 (e)(f)	9	9
6 month U.S. LIBOR + 2.680% 3.238% 10/1/35 (e)(f)	23	24
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.417% 6/1/33 (e)(f)	33	34
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (e)(f)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.51% 6/1/33 (e)(f)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.517% 3/1/35 (e)(f)	17	17
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (e)(f)	232	243
1.5% 12/1/40 to 4/1/41	7,575	6,630
2% 4/1/41 to 2/1/52	60,701	54,117
2.5% 5/1/30 to 2/1/52	43,950	40,948
3% 6/1/31 to 3/1/52	32,758	31,566
3.5% 3/1/32 to 3/1/52 (g)	51,368	50,906
3.5% 8/1/47	689	686
4% 1/1/36 to 2/1/50	7,484	7,646
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	2,275	2,371
5% 8/1/33 to 7/1/41	640	680
6% 1/1/24 to 12/1/37	130	137
6.5% 5/1/26 to 9/1/39	99	110
7% 8/1/26 to 9/1/36	30	33
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		197,716
Ginnie Mae - 10.0%
3.5% 11/15/40 to 11/20/50	6,152	6,150
4% 8/15/39 to 6/20/49	12,658	12,902
4.5% 6/20/33 to 6/20/41	1,624	1,694
5.5% 10/15/35 to 9/15/39	50	53
7% to 7% 11/15/27 to 8/15/32	18	19
7.5% to 7.5% 11/15/22 to 1/15/31	5	6
8% 12/15/23 to 12/15/27	1	1
8.5% 8/15/29 to 1/15/31	0	1
2% 6/1/52 (g)	15,650	14,235
2% 6/1/52 (g)	15,600	14,190
2% 6/1/52 (g)	31,000	28,198
2% 6/1/52 (g)	6,200	5,640
2% 6/1/52 (g)	10,750	9,778
2% 6/1/52 (g)	10,900	9,915
2% 7/1/52 (g)	36,600	33,243
2% 7/1/52 (g)	8,075	7,334
2% 7/1/52 (g)	8,075	7,334
2% 7/1/52 (g)	8,100	7,357
2% 7/1/52 (g)	16,700	15,168
2% 7/1/52 (g)	8,550	7,766
2% 7/1/52 (g)	8,550	7,766
2.5% 7/20/51 to 12/20/51	861	810
2.5% 6/1/52 (g)	6,100	5,718
2.5% 6/1/52 (g)	10,350	9,702
2.5% 6/1/52 (g)	10,300	9,655
2.5% 6/1/52 (g)	10,300	9,655
2.5% 6/1/52 (g)	4,150	3,890
2.5% 6/1/52 (g)	9,575	8,975
2.5% 7/1/52 (g)	16,450	15,396
2.5% 7/1/52 (g)	10,325	9,663
2.5% 7/1/52 (g)	5,175	4,843
2.5% 7/1/52 (g)	5,750	5,382
2.5% 7/1/52 (g)	5,800	5,428
3% 5/15/42 to 10/20/51	6,683	6,475
3% 6/1/52 (g)	16,550	15,966
3% 6/1/52 (g)	12,700	12,252
3% 6/1/52 (g)	10,675	10,298
3% 6/1/52 (g)	10,725	10,346
4% 6/1/52 (g)	3,200	3,232
4% 6/1/52 (g)	3,200	3,232
4% 6/1/52 (g)	2,500	2,525
5% 9/20/33 to 4/20/48	950	1,006
5.47% 8/20/59 (e)(h)	1	1
6% 11/20/31 to 5/15/40	1,722	1,872
6.5% 3/20/31 to 8/15/36	8	9
TOTAL GINNIE MAE		345,081
Uniform Mortgage Backed Securities - 9.1%
1.5% 6/1/37 (g)	1,900	1,754
1.5% 6/1/52 (g)	6,350	5,387
1.5% 6/1/52 (g)	9,650	8,187
1.5% 6/1/52 (g)	4,850	4,115
1.5% 6/1/52 (g)	4,950	4,199
1.5% 7/1/52 (g)	4,050	3,452
2% 6/1/37 (g)	2,550	2,411
2% 6/1/37 (g)	2,600	2,458
2% 6/1/37 (g)	2,550	2,411
2% 6/1/37 (g)	1,100	1,040
2% 6/1/37 (g)	1,300	1,229
2% 6/1/37 (g)	1,250	1,182
2% 6/1/52 (g)	7,300	6,477
2% 6/1/52 (g)	4,400	3,904
2% 6/1/52 (g)	16,000	14,196
2% 7/1/52 (g)	6,300	5,581
2% 7/1/52 (g)	6,900	6,113
2% 7/1/52 (g)	3,600	3,189
2% 7/1/52 (g)	2,150	1,905
2% 7/1/52 (g)	7,000	6,202
2% 7/1/52 (g)	6,050	5,360
2.5% 6/1/52 (g)	9,400	8,650
2.5% 6/1/52 (g)	17,150	15,782
2.5% 6/1/52 (g)	17,450	16,058
2.5% 6/1/52 (g)	10,050	9,248
2.5% 6/1/52 (g)	5,200	4,785
2.5% 7/1/52 (g)	22,050	20,257
2.5% 7/1/52 (g)	4,600	4,226
2.5% 7/1/52 (g)	5,850	5,374
3% 6/1/52 (g)	6,050	5,769
3% 7/1/52 (g)	5,750	5,472
3.5% 6/1/52 (g)	12,275	12,034
3.5% 6/1/52 (g)	7,550	7,402
3.5% 6/1/52 (g)	4,450	4,363
3.5% 6/1/52 (g)	650	637
3.5% 6/1/52 (g)	1,600	1,569
3.5% 7/1/52 (g)	1,600	1,565
4% 6/1/52 (g)	48,700	48,719
4% 6/1/52 (g)	9,200	9,204
4% 6/1/52 (g)	7,100	7,103
4% 6/1/52 (g)	10,600	10,604
4% 7/1/52 (g)	26,000	25,942
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		315,515
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,296,186)		1,274,663

Collateralized Mortgage Obligations - 4.9%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 4.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.39% 4/25/24 (e)(f)	9	9
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.9857% 8/25/31 (e)(f)	32	33
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 1.8057% 2/25/32 (e)(f)	1	1
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.9356% 3/18/32 (e)(f)	1	1
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 1.5356% 11/18/31 (e)(f)	24	24
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.0057% 4/25/32 (e)(f)	13	13
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.0057% 10/25/32 (e)(f)	2	2
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 1.7557% 1/25/32 (e)(f)	1	1
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 1.4557% 11/25/32 (e)(f)	42	42
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.0057% 11/25/32 (e)(f)	23	23
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.0943% 12/25/33 (e)(i)(j)	23	4
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.6743% 11/25/36 (e)(i)(j)	16	2
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.9357% 6/25/36 (e)(f)	1,997	2,034
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	0	0
Series 1993-207 Class H, 6.5% 11/25/23	2	2
Series 1996-28 Class PK, 6.5% 7/25/25	1	1
Series 1999-17 Class PG, 6% 4/25/29	7	8
Series 1999-32 Class PL, 6% 7/25/29	8	8
Series 1999-33 Class PK, 6% 7/25/29	6	6
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	2	2
Series 2003-70 Class BJ, 5% 7/25/33	38	38
Series 2005-102 Class CO 11/25/35 (k)	5	4
Series 2005-64 Class PX, 5.5% 6/25/35	229	234
Series 2005-68 Class CZ, 5.5% 8/25/35	1,938	2,051
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.9352% 8/25/35 (e)(j)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	13	14
Series 2006-12 Class BO 10/25/35 (k)	19	17
Series 2006-15 Class OP 3/25/36 (k)	23	19
Series 2006-37 Class OW 5/25/36 (k)	3	2
Series 2006-45 Class OP 6/25/36 (k)	215	178
Series 2006-62 Class KP 4/25/36 (k)	12	10
Series 2010-118 Class PB, 4.5% 10/25/40	2,051	2,111
Series 2012-149:
Class DA, 1.75% 1/25/43	395	375
Class GA, 1.75% 6/25/42	429	406
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	2	2
Series 1999-25 Class Z, 6% 6/25/29	7	7
Series 2001-20 Class Z, 6% 5/25/31	8	9
Series 2001-31 Class ZC, 6.5% 7/25/31	4	4
Series 2002-16 Class ZD, 6.5% 4/25/32	3	3
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 6.5443% 11/25/32 (e)(i)(j)	9	1
Series 2003-117 Class MD, 5% 12/25/23	75	76
Series 2004-52 Class KZ, 5.5% 7/25/34	185	189
Series 2004-91 Class Z, 5% 12/25/34	1,776	1,787
Series 2005-117 Class JN, 4.5% 1/25/36	125	129
Series 2005-14 Class ZB, 5% 3/25/35	554	557
Series 2006-72 Class CY, 6% 8/25/26	665	692
Series 2009-59 Class HB, 5% 8/25/39	851	891
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	12	1
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.6343% 12/25/36 (e)(i)(j)	11	2
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.4343% 5/25/37 (e)(i)(j)	6	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.9551% 9/25/23 (e)(j)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.0943% 3/25/33 (e)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	90	94
Series 2005-79 Class ZC, 5.9% 9/25/35	50	54
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 34.5857% 6/25/37 (e)(j)	5	8
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (e)(j)	8	12
Class SB, 39.600% - 1 month U.S. LIBOR 33.5657% 7/25/37 (e)(j)	3	4
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.3443% 3/25/38 (e)(i)(j)	38	5
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.0443% 12/25/40 (e)(i)(j)	39	5
Class ZA, 4.5% 12/25/40	16	17
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	518	19
Series 2010-150 Class ZC, 4.75% 1/25/41	159	168
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.9257% 3/25/36 (e)(f)	1,368	1,400
Series 2010-95 Class ZC, 5% 9/25/40	369	390
Series 2011-39 Class ZA, 6% 11/25/32	28	30
Series 2011-4 Class PZ, 5% 2/25/41	50	51
Series 2011-67 Class AI, 4% 7/25/26 (i)	35	1
Series 2011-83 Class DI, 6% 9/25/26 (i)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	90	5
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.6443% 12/25/30 (e)(i)(j)	15	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,457	2,516
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.5443% 6/25/41 (e)(i)(j)	12	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	35	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.0443% 1/25/44 (e)(i)(j)	25	4
Series 2013-51 Class GI, 3% 10/25/32 (i)	31	2
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.7143% 6/25/35 (e)(i)(j)	32	4
Series 2015-42 Class IL, 6% 6/25/45 (i)	164	31
Series 2015-70 Class JC, 3% 10/25/45	179	177
Series 2016-26 Class CG, 3% 5/25/46	5,920	5,847
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	89	17
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 5.1943% 10/25/47 (e)(i)(j)	715	110
Series 2018-45 Class GI, 4% 6/25/48 (i)	973	191
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	6	1
Series 343 Class 16, 5.5% 5/25/34 (i)	5	1
Series 348 Class 14, 6.5% 8/25/34 (e)(i)	4	1
Series 351:
Class 12, 5.5% 4/25/34 (e)(i)	3	0
Class 13, 6% 3/25/34 (i)	3	1
Series 359 Class 19, 6% 7/25/35 (e)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	23	4
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 1.6747% 1/15/32 (e)(f)	0	0
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (e)(f)	1	1
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.8747% 3/15/32 (e)(f)	1	1
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.7747% 6/15/31 (e)(f)	1	1
Class FG, 1 month U.S. LIBOR + 0.900% 1.7747% 3/15/32 (e)(f)	0	0
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 1.2747% 11/15/32 (e)(f)	10	10
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 1.4747% 2/15/32 (e)(f)	14	14
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 1.7747% 10/15/33 (e)(f)	730	744
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.7747% 2/15/33 (e)(f)	530	540
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 1.2747% 3/15/34 (e)(f)	186	187
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.1247% 5/15/37 (e)(f)	29	29
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	9	10
Series 2101 Class PD, 6% 11/15/28	4	4
Series 2121 Class MG, 6% 2/15/29	4	4
Series 2131 Class BG, 6% 3/15/29	26	28
Series 2137 Class PG, 6% 3/15/29	4	4
Series 2154 Class PT, 6% 5/15/29	7	7
Series 2162 Class PH, 6% 6/15/29	1	2
Series 2520 Class BE, 6% 11/15/32	11	12
Series 2682 Class LD, 4.5% 10/15/33	172	175
Series 2693 Class MD, 5.5% 10/15/33	25	26
Series 2802 Class OB, 6% 5/15/34	27	29
Series 2996 Class MK, 5.5% 6/15/35	8	8
Series 3002 Class NE, 5% 7/15/35	28	29
Series 3110 Class OP 9/15/35 (k)	9	8
Series 3119 Class PO 2/15/36 (k)	27	22
Series 3121 Class KO 3/15/36 (k)	5	4
Series 3123 Class LO 3/15/36 (k)	15	13
Series 3145 Class GO 4/15/36 (k)	16	14
Series 3189 Class PD, 6% 7/15/36	23	25
Series 3225 Class EO 10/15/36 (k)	8	7
Series 3258 Class PM, 5.5% 12/15/36	10	11
Series 3415 Class PC, 5% 12/15/37	226	234
Series 3806 Class UP, 4.5% 2/15/41	50	51
Series 3832 Class PE, 5% 3/15/41	102	107
Series 3857 Class ZP, 5% 5/15/41	3,594	3,742
Series 4135 Class AB, 1.75% 6/15/42	322	306
Series 4765 Class PE, 3% 12/15/41	8	8
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	14	15
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,350	2,519
Series 2004-2862 Class NE, 5% 9/15/24	42	42
Series 2135 Class JE, 6% 3/15/29	2	2
Series 2145 Class MZ, 6.5% 4/15/29	26	27
Series 2274 Class ZM, 6.5% 1/15/31	3	3
Series 2281 Class ZB, 6% 3/15/30	5	5
Series 2303 Class ZV, 6% 4/15/31	15	16
Series 2357 Class ZB, 6.5% 9/15/31	41	44
Series 2502 Class ZC, 6% 9/15/32	5	5
Series 2519 Class ZD, 5.5% 11/15/32	7	8
Series 2546 Class MJ, 5.5% 3/15/23	1	1
Series 2587 Class AD, 4.71% 3/15/33	591	610
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	2,215	2,230
Series 2998 Class LY, 5.5% 7/15/25	9	10
Series 3007 Class EW, 5.5% 7/15/25	766	785
Series 3871 Class KB, 5.5% 6/15/41	5,784	6,252
Series 3889 Class DZ, 4% 1/15/41	14,434	14,343
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.7253% 2/15/36 (e)(i)(j)	7	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	34	1
Series 2017-4683 Class LM, 3% 5/15/47	235	232
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 5.3253% 8/15/47 (e)(i)(j)	366	54
Series 2933 Class ZM, 5.75% 2/15/35	114	123
Series 2935 Class ZK, 5.5% 2/15/35	94	100
Series 2947 Class XZ, 6% 3/15/35	46	50
Series 2996 Class ZD, 5.5% 6/15/35	77	82
Series 3237 Class C, 5.5% 11/15/36	111	117
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.7853% 11/15/36 (e)(i)(j)	34	5
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.8753% 3/15/37 (e)(i)(j)	51	9
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.8853% 4/15/37 (e)(i)(j)	73	12
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 5.7053% 6/15/37 (e)(i)(j)	24	3
Series 3843 Class PZ, 5% 4/15/41	3,161	3,350
Series 3949 Class MK, 4.5% 10/15/34	19	20
Series 4055 Class BI, 3.5% 5/15/31 (i)	38	1
Series 4314 Class AI, 5% 3/15/34 (i)	13	1
Series 4427 Class LI, 3.5% 2/15/34 (i)	95	8
Series 4471 Class PA 4% 12/15/40	102	103
target amortization class Series 2156 Class TC, 6.25% 5/15/29	4	4
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.4541% 2/15/24 (e)(f)	1	1
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3	3
Series 2056 Class Z, 6% 5/15/28	7	8
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,898	2,907
Series 4386 Class AZ, 4.5% 11/15/40	223	229
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	98	98
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.8153% 6/16/37 (e)(i)(j)	14	2
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 1.4273% 7/20/37 (e)(f)	101	102
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 1.4073% 1/20/38 (e)(f)	101	102
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.7873% 8/20/38 (e)(f)	700	713
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.8273% 9/20/38 (e)(f)	538	549
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 1.4747% 11/16/39 (e)(f)	467	473
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 1.4047% 12/16/39 (e)(f)	80	81
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.248% 3/20/60 (e)(f)(h)	182	182
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 7/20/60 (e)(f)(h)	1,131	1,122
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.7376% 9/20/60 (e)(f)(h)	1,359	1,348
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.7376% 8/20/60 (e)(f)(h)	1,155	1,145
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.8176% 12/20/60 (e)(f)(h)	580	576
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 12/20/60 (e)(f)(h)	611	608
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 2/20/61 (e)(f)(h)	635	633
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.9276% 2/20/61 (e)(f)(h)	891	887
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.9376% 4/20/61 (e)(f)(h)	526	524
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (e)(f)(h)	838	835
Class FC, 1 month U.S. LIBOR + 0.500% 0.9376% 5/20/61 (e)(f)(h)	616	614
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.9676% 6/20/61 (e)(f)(h)	720	718
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.9876% 9/20/61 (e)(f)(h)	3,406	3,395
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 10/20/61 (e)(f)(h)	2,504	2,498
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 1.3273% 8/20/42 (e)(f)	106	107
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 11/20/61 (e)(f)(h)	2,429	2,427
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.1376% 1/20/62 (e)(f)(h)	1,486	1,485
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 1/20/62 (e)(f)(h)	2,100	2,096
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.0676% 3/20/62 (e)(f)(h)	1,376	1,375
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.0876% 5/20/61 (e)(f)(h)	24	24
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (e)(f)(h)	351	351
Class FD, 1 month U.S. LIBOR + 0.600% 1.0376% 8/20/63 (e)(f)(h)	746	744
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 1.0876% 12/20/63 (e)(f)(h)	16,743	16,714
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.0376% 1/20/64 (e)(f)(h)	3,551	3,542
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.0376% 12/20/63 (e)(f)(h)	298	297
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.9376% 6/20/64 (e)(f)(h)	206	205
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.7376% 3/20/65 (e)(f)(h)	17	17
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.7176% 5/20/63 (e)(f)(h)	64	64
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.6376% 4/20/63 (e)(f)(h)	45	45
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.8376% 12/20/62 (e)(f)(h)	63	62
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 8.1454% 12/20/40 (e)(j)	138	133
Series 2010-31 Class BP, 5% 3/20/40	4,877	5,108
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	47	3
Series 2011-68 Class EC, 3.5% 4/20/41	65	66
Series 2016-69 Class WA, 3% 2/20/46	115	112
Series 2017-134 Class BA, 2.5% 11/20/46	440	425
Series 2017-153 Class GA, 3% 9/20/47	309	298
Series 2017-182 Class KA, 3% 10/20/47	241	233
Series 2018-13 Class Q, 3% 4/20/47	311	305
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	40	41
Series 2010-160 Class DY, 4% 12/20/40	283	283
Series 2010-170 Class B, 4% 12/20/40	63	63
Series 2011-69 Class GX, 4.5% 5/16/40	4,307	4,355
Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	28	28
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	2,515	2,500
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	1,343	1,345
Series 2017-139 Class BA, 3% 9/20/47	4,261	4,169
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	1,387	1,379
Series 2004-22 Class M1, 5.5% 4/20/34	758	876
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.6253% 5/16/34 (e)(i)(j)	8	1
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 6.3253% 8/17/34 (e)(i)(j)	8	1
Series 2010-116 Class QB, 4% 9/16/40	22	22
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.0753% 2/16/40 (e)(i)(j)	56	6
Series 2010-169 Class Z, 4.5% 12/20/40	3,920	3,813
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.028% 5/20/60 (e)(f)(h)	86	85
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	120	120
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	58	59
Series 2010-H28 Class KA, 3.75% 12/20/60 (h)(l)	0	0
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.1727% 7/20/41 (e)(i)(j)	26	4
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.8253% 6/16/42 (e)(i)(j)	31	4
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 7.4303% 4/20/39 (e)(j)	32	32
Series 2013-149 Class MA, 2.5% 5/20/40	257	253
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	1	1
Series 2013-H08 Class MA, 3% 3/20/63 (h)	7	7
Series 2014-2 Class BA, 3% 1/20/44	574	555
Series 2014-21 Class HA, 3% 2/20/44	210	204
Series 2014-25 Class HC, 3% 2/20/44	364	351
Series 2014-5 Class A, 3% 1/20/44	321	310
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	3	3
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	375	366
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.17% 5/20/66 (e)(f)(h)	9,093	9,048
Series 2017-186 Class HK, 3% 11/16/45	307	298
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.02% 8/20/66 (e)(f)(h)	9,495	9,427
Series 2090-118 Class XZ, 5% 12/20/39	11,380	12,036

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $173,742)		169,445

Commercial Mortgage Securities - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
floater:
Series 2021-F114 Class A/S, 0.507% 5/25/31 (e)	5,600	5,516
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.487% 8/25/31 (e)(f)	14,401	14,185
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.467% 8/25/28 (e)(f)	13,544	13,391
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31	13,000	11,673
Series 2021-K136 Class A2, 2.127% 11/25/31	5,140	4,597
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $52,216)		49,362

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	40
5.5% 4/26/24	4,828	5,070
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,117)		5,110

Money Market Funds - 12.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.82% (m)	364,652,784	364,726
Fidelity Securities Lending Cash Central Fund 0.82% (m)(n)	59,266,986	59,273
TOTAL MONEY MARKET FUNDS (Cost $423,997)		423,999

TOTAL INVESTMENT IN SECURITIES - 120.7% (Cost $4,354,981)	4,184,086
NET OTHER ASSETS (LIABILITIES) - (20.7)%	(718,083)
NET ASSETS - 100.0%	3,466,003

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 6/1/52	(8,075)	(7,345)
2% 6/1/52	(8,075)	(7,345)
2% 6/1/52	(8,100)	(7,368)
2% 6/1/52	(16,700)	(15,190)
2% 6/1/52	(8,550)	(7,777)
2% 6/1/52	(8,550)	(7,777)
2.5% 6/1/52	(10,325)	(9,678)
2.5% 6/1/52	(5,175)	(4,851)
2.5% 6/1/52	(5,750)	(5,390)
2.5% 6/1/52	(5,800)	(5,437)
4% 6/1/52	(7,100)	(7,170)
4% 6/1/52	(1,800)	(1,818)

TOTAL GINNIE MAE		(87,146)

Uniform Mortgage Backed Securities
1.5% 6/1/37	(1,900)	(1,754)
1.5% 6/1/52	(4,050)	(3,436)
2% 6/1/37	(11,350)	(10,730)
2% 6/1/52	(2,150)	(1,908)
2% 6/1/52	(7,000)	(6,211)
2% 6/1/52	(6,050)	(5,368)
2.5% 6/1/52	(22,050)	(20,291)
2.5% 6/1/52	(16,000)	(14,724)
2.5% 6/1/52	(4,600)	(4,233)
2.5% 6/1/52	(5,850)	(5,383)
3.5% 6/1/52	(10,900)	(10,686)
3.5% 6/1/52	(9,200)	(9,020)
3.5% 6/1/52	(1,600)	(1,569)
3.5% 6/1/52	(4,825)	(4,730)
3.5% 7/1/52	(1,600)	(1,565)
4% 6/1/52	(26,000)	(26,010)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(127,618)

TOTAL TBA SALE COMMITMENTS (Proceeds $213,595)		(214,764)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	199	Sep 2022	23,771	12	12
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,325	Sep 2022	279,710	(154)	(154)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	204	Sep 2022	23,042	(47)	(47)

TOTAL PURCHASED					(189)

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Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	23	Sep 2022	3,207	35	35

TOTAL FUTURES CONTRACTS					(154)
The notional amount of futures purchased as a percentage of Net Assets is 9.5%
The notional amount of futures sold as a percentage of Net Assets is 0.1%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2027	9,103	(333)	0	(333)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2032	6,081	(424)	0	(424)
1.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Indx(4)	Annual	LCH	Jun 2052	1,372	(207)	0	(207)
TOTAL INTEREST RATE SWAPS							(964)	0	(964)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,370,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $671,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)	Level 3 security
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	82,211	1,434,224	1,151,709	252	-	-	364,726	0.7%
Fidelity Mortgage Backed Securities Central Fund	594,108	28,882	585,420	9,304	(2,415)	(35,155)	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	31,859	1,056,254	1,028,840	96	-	-	59,273	0.2%
Total	708,178	2,519,360	2,765,969	9,652	(2,415)	(35,155)	423,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations and Foreign Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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